Summary of Accounting Policies - Summary of Loans Held for Sale (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Accounting Policies [Line Items]
Loans held for sale	$ 21,835	$ 17,822	$ 25,413
Residential Mortgage
Schedule Of Accounting Policies [Line Items]
Loans held for sale		8,369	6,099
Commercial Loans
Schedule Of Accounting Policies [Line Items]
Loans held for sale	$ 16,000	$ 9,453	$ 19,314